DISCONTINUED OPERATIONS (Details Narrative) - A H I [Member]	1 Months Ended
Oct. 31, 2022 USD ($) shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gain (Loss) on Disposition of Business | $	$ 217,769
Series F Preferred Stock [Member] | Buy Back Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Redeemed or Called During Period, Shares | shares	175,045